Fair Value Measurements Fair Value Measurements (Details 2) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Liabilities [Abstract]
Shot-term debt	$ 17	$ 15	$ 15
Long-term debt	2,326	2,338	2,354
Carrying Amount [Member]
Assets [Abstract]
Derivative financial instruments		31	52
Liabilities [Abstract]
Shot-term debt		15	15
Long-term debt	2,326	2,338	2,354
Derivative financial instruments	14	0	11
Short Term Debt And Current Portion Of Long Term Debt	17	15
Derivative Assets Current Carrying Value	43	31
Fair Value [Member]
Assets [Abstract]
Derivative financial instruments		31	52
Liabilities [Abstract]
Short-term debt, Fair Value		15	15
Long-term debt	2,509	2,576
Long-term debt, Fair Value		2,576	2,499
Derivative financial instruments	14	0	11
Short Term Debt And Current Portion Of Long Term Debt	17	15
Derivative Assets Current Carrying Value	$ 43	$ 31